ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details Narrative) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accounts payable and accrued expenses	$ 6,252,492	$ 4,209,366
Accrued payroll and related liabilities	1,570,000
Accrued interest	1,002,000
Legal exposure	805,000
Commissions	572,000	570,000
Credit cards payable	507,000	980,000
Professional fee	495,000	600,000
Sales and real estate taxes	371,000	295,000
Rent	104,000	570,000
Costs related to the initial public offering	268,000	290,000
Legal and accounting fees	265,000
Director fees	135,000
Other miscellaneous items	158,000	105,000
Short-term negative cash balances		$ 475,000
Refunds	228,000
Furniture	$ 97,000